                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES


                  INVESTMENT COMPANY ACT FILE NUMBER 811-21527


                         THE ENDOWMENT MASTER FUND, L.P.

               (Exact name of registrant as specified in charter)

                                   ----------

                                 4265 San Felipe

                                    9th Floor

                                Houston, TX 77027

               (Address of principal executive offices) (Zip code)

                                 A. Haag Sherman
                         The Endowment Master Fund, L.P.
                                 4265 San Felipe
                                    9th Floor
                              Houston, Texas 77027

                     (Name and address of agent for service)

       Registrant's Telephone Number, including Area Code: (713) 993-4698

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                                Keith T. Robinson
                                   Dechert LLP
                               1775 I Street, N.W.
                              Washington, DC 20006

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2004

                     DATE OF REPORTING PERIOD: JUNE 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


                         THE ENDOWMENT MASTER FUND, L.P.

                             (A Limited Partnership)

                              Financial Statements

                                  June 30, 2004

                                   (Unaudited)

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)

             Statement of Assets, Liabilities and Partners' Capital

                                  June 30, 2004

                              Assets
Investments in investment funds, at value (cost $182,331,237)       $  195,085,398
Investments in securities, at value (cost $21,706,454)                  22,552,319
Cash and cash equivalents                                                4,703,185
Prepaid contributions to investment funds                                2,022,911
Receivable from Adviser                                                     16,033
Prepaids and other assets                                                   52,294
Interest and dividends receivable                                           71,258
                                                                    --------------
     Total assets                                                   $  224,503,398
                                                                    ==============

                Liabilities and Partners' Capital
Managed account fees payable                                        $        6,411
Management fees payable                                                    490,317
Administration fees payable                                                  9,368
Payable to Adviser                                                         203,276
Accounts payable and accrued expenses                                      276,472
Subscriptions received in advance                                        4,860,573
                                                                    --------------
     Total liabilities                                              $    5,846,417
                                                                    --------------

Partners' capital                                                      218,656,981
                                                                    --------------

     Total liabilities and partners' capital                        $  224,503,398
                                                                    ==============

See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)

                             Schedule of Investments

                                  June 30, 2004

                                                                                                                         % OF
                                                                                                          FAIR         PARTNERS'
                                                                          SHARES         COST             VALUE         CAPITAL
                                                                         --------   --------------   --------------   ------------
Investments in Investment Funds
Limited Partnerships and Limited Liability Companies
   United States
     Domestic Equity
        Caduceus Capital II, L.P.                                                                    $    4,184,707
        Contrarian Capital Fund I, L.P.                                                                   4,281,977
        Copper Arch Fund, L.P.                                                                            5,229,675
        Criterion Institutional Partners, L.P.                                                            1,755,241
        Everglades Partners, L.P.                                                                         4,589,044
        Falcon Fund QP, L.P.                                                                              2,664,220
        GMO U.S. Aggressive Long/Short Fund (Onshore)                                                     4,986,940
        Leaf Investment Partners, L.P.                                                                    3,002,757
        Sci-Tech Investment Partners, L.P.                                                                2,043,571
        The Raptor Global Fund, L.P.                                                                      5,604,838
        Tiger Consumer Partners, L.P.                                                                     2,948,978
     International Equity
        Bamboo Japan Qualified Partners, L.P.                                                                74,114
        The Explorador Fund, L.P.                                                                         3,220,412
        Torrey Pines Fund, LLC                                                                            4,795,969
     Opportunistic Equity
        AQR Absolute Return Institutional Fund, L.P.                                                      4,994,957
        Avalon Worldwide, L.P.                                                                            1,990,000
        Global Undervalued Securities Fund                                                                6,573,625
        GMO Mean Reversion Fund (Onshore)                                                                 5,062,640
        Maverick Fund USA, Ltd.                                                                           5,332,985
        Traxis Fund Onshore, L.P.                                                                         5,401,428
     Absolute Return
        Courage Special Situations Fund, L.P.                                                             5,431,121
        Harbert Convertible Arbitrage Fund, LP                                                            7,081,690
        M&M Arbitrage, LLC                                                                                3,311,895
        Silverback Partners, L.P.                                                                         6,170,856
     Real Estate
        Clarion CRA Hedge Fund, LP                                                                        7,703,497
        NL Ventures V, L.P.                                                                               1,000,000
        Wells Street Partners, LLC                                                                        2,835,914
     Natural Resources
        Cambridge Energy, L.P.                                                                            4,276,000
        The Ospraie Fund L.P.                                                                             4,464,792
        Tocqueville Gold Partners, LP                                                                     4,281,874
     Private Equity
        Cogene Biotech Ventures II, L.P.                                                                     25,000
        Crosslink Crossover Fund IV, L.P.                                                                 3,170,210
        Protege Partners, LP                                                                              4,013,600
        Q Funding III, L.P.                                                                               7,936,513
     Enhanced Fixed Income
        BDC Partners I, L.P.                                                                              4,610,019
        Contrarian Capital Distressed Equity Fund, L.P.                                                   5,418,281
        Greylock Global Opportunity Fund, LP                                                              3,959,200
        Harbert Distressed Investment Fund, LP                                                            7,036,407
        Post High Yield, L.P.                                                                             2,803,110
                                                                                                     --------------

          Total United States                                                                           164,268,057

See accompanying notes to financial statements.

                                        3                           (Continued)

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)

                             Schedule of Investments

                                  June 30, 2004

                                                                                                                         % OF
                                                                                                          FAIR         PARTNERS'
                                                                          SHARES         COST             VALUE         CAPITAL
                                                                         --------   --------------   --------------   ------------
   Cayman
     International Equity
        Boyer Allan Pacific Partners, L.P.                                                                4,133,854
        SR Global Fund - Asia Portfolio (Class B, LP)                                                     4,366,862
        SR Global Fund - Europe Portfolio (Class A, LP)                                                   2,844,862
        SR Global Fund - International Portfolio (Class C, LP)                                            3,276,573
        SR Global Fund Japan Portfolio (Class H, LP)                                                      4,324,326
        SR Global Fund Emerging Markets Portfolio (Class G, LP)                                           4,174,826
                                                                                                     --------------

          Total Cayman                                                                                   23,121,303

          Total Limited Partnerships and
            Limited Liability Companies                                                174,793,825      187,389,360          85.70%

Passive Foreign Investment Corporation
   Cayman
     Absolute Return
        Overseas CAP Partners, Inc.                                         5,411                         5,395,405
     International Equity
        Neon Liberty Greater China Fund, LTD                                  500                           494,000
                                                                                                     --------------

          Total Cayman                                                                                    5,889,405

   Mauritius
     International Equity
        Boyer Allan India Fund, Inc.                                        9,517                           853,933
        India Capital Fund Ltd. A2 Shares                                   1,000                           952,700
                                                                                                     --------------

          Total Mauritius                                                                                 1,806,633

          Total Passive Foreign Investment Corporations                                  7,537,412        7,696,038           3.52%
                                                                                    -------------------------------

          Total Investments in Investment Funds                                        182,331,237      195,085,398

Investments in Securities
Registered Investment Companies
   United States
     International Equity
        GMO Emerging Markets Fund III                                     223,256                         3,213,738
     Enhanced Fixed Income
        GMO Global Bond Fund                                              408,326                         4,044,951
     Natural Resources
        State Street Research Global Resources Fund                       142,409                         5,635,124
                                                                                                     --------------
          Total United States                                                                            12,893,813
                                                                                                     --------------

          Total Registered Investment Companies                                         11,830,662       12,893,813           5.90%

See accompanying notes to financial statements.

                                        4                           (Continued)

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)

                             Schedule of Investments

                                  June 30, 2004

                                                                                                                         % OF
                                                                                                          FAIR         PARTNERS'
                                                                          SHARES         COST             VALUE         CAPITAL
                                                                         --------   --------------   --------------   ------------
Closed End Funds
   United States
     Financial
        Aberdeen Asia-Pacific Income Fund Com                               8,200                            47,150
        Blackrock Broad Investment Grade                                   11,500                           178,250
        Blackrock Income Opportunity Trust                                 60,200                           638,120
        Ishares Trust                                                       4,450                           479,265
        MFS Government Markets Income Trust                                85,700                           550,194
        Morgan Stanley Emerging Markets Debt                                7,400                            61,272
        Morgan Stanley Government Income Trust                             58,200                           504,594
        New America High Income Fund                                      126,300                           245,022
        Oppenheimer Multi-Sector Income Trust                              41,600                           326,560
        Pimco High Income Fund                                             20,900                           286,957
        Putnam Master Income Trust                                         31,600                           194,024
        Putnam Premier Income Trust                                         8,100                            49,167

                                                                                                     --------------
          Total United States                                                                             3,560,575
                                                                                                     --------------

          Total Closed End Funds                                                         3,735,121        3,560,575           1.63%

Fixed Income
   United States
     Treasuries
        United States Treasury Bonds 5.250% 02/15/29                      340,000                           333,413
        United States Treasury Notes 3.375% 01/15/07                      125,000                           159,055
        United States Treasury Notes Tips 1.875% 07/15/13                 275,000                           278,722
     Agencies
        Federal Home Loan Mtg 5.5% 04/01/34                               397,470                           396,953
        Federal Home Loan Mtg 5% 05/01/19                                 124,525                           124,792
        Federal Home Loan Mtg 4% 7/15/15                                  201,000                           199,809
        Federal Home Loan Mtg 5% 2/1/18                                   116,634                           116,884
        Federal Loan Home Mtg 5.5% 2/1/33                                  77,934                            77,692
        Federal Loan Home Mtg 5.5% 3/1/14                                  73,908                            75,654
        FNMA 5.5% 06/01/34                                                499,517                           497,780
        Federal Home Loan Mtg 5% 11/01/17                                  29,211                            29,273
        Federal Home Loan Mtg 5.5% 02/01/18                                37,935                            38,831
        Federal Home Loan Mtg 4.5% 10/1/18                                 48,681                            47,676
        Federal Home Loan Mtg 5.5% 06/01/33                                20,719                            20,656
        FNMA Pass Thru Pool 4.5% 7/1/18                                    42,753                            41,838
        FNMA 5% 2/1/14                                                    127,040                           127,311
        FNMA 5.5% 01/01/34                                                128,569                           128,121
        FNMA 5.5% 12/1/33                                                  82,735                            82,479
        FNMA 5.5% 4/1/33                                                  148,401                           147,886
        FNMA 6% 3/1/33                                                    195,794                           200,136
        FNMA 7% 2/1/33                                                     41,674                            44,061
        FNMA Gtd Pass Thru Pool 6% 04/01/33                                40,825                            41,751
        FNMA Gtd Pass Thru Pool 6.12% 11/01/08                            304,872                           325,360
        FNMA Gtd Pass Thru Pool 5.5% 07/01/33                              41,480                            41,400
        FNMA Gtd Pass Thru Pool 5% 02/01/19                               198,986                           199,538
        FNMA Gtd Pass Thru Pool Var 10/01/11                              267,265                           283,457
        FNMA Pass Through Pool 6% 11/1/28                                  75,874                            77,558
        GNMA Pass Thru Pool 5.5% 12/15/33                                  47,437                            47,467

See accompanying notes to financial statements.

                                        5                           (Continued)

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)

                             Schedule of Investments

                                  June 30, 2004

                                                                                                                         % OF
                                                                                                          FAIR         PARTNERS'
                                                                          SHARES         COST             VALUE         CAPITAL
                                                                         --------   --------------   --------------   ------------
        GNMA 6% 4/15/33                                                    30,826                            31,637
        GNMA 6.5% 8/15/29                                                  37,415                            39,185
        GNMA Pass Thru Pool 6% 7/15/28                                    101,724                           104,404
        GNMA Pass Thru Pool 5.5% 5/15/34                                  324,652                           324,854
        GNMA Pass-Thru Pool 6.5% 4/15/31                                    7,046                             7,371
        GNMA 5.5% 2/15/34                                                 149,316                           149,409
        New Valley Generation II 5.572% Series 2001 5/1/20                 45,542                            46,737
        Overseas Private Investment Corp 3.74% 4/15/15                    190,400                           185,673

     Mortgage Securities
        CSFB Mortgage Backed Pass Thru 7% 5/25/32                         180,000                           184,219
        CSFB Mortgage Securities Corp Series 2001-Ar24 Class CB2
          12/25/31                                                         71,490                            72,935
        Drexel Burnham Lambert CMO Tr Series V Cl 1 Prin Only 9/1/18       48,710                            43,359
        Impac Secured Asset Corp 7.18% Series 2002-3 Class M2 8/25/32     175,000                           185,591
        Residential Accredit Loans,Inc 2003-QS7 Class M2 4/25/33          133,055                           133,138

     Asset Backed Securities
        American Business Financial Services 6.68% 7/15/33                100,000                           103,945
        Diversified REIT Trust Series 1999-1A Class D 3/18/09             135,000                           143,142

     Corporates
        Consumer
         General Motors Nova Financial 6.85% 10/15/08                     100,000                           104,841
         General Motors Acceptance Corp 6.125% 1/22/08                     50,000                            51,938

                                                                                                     --------------
          Total United States                                                                             6,097,931

          Total Fixed Income                                                             6,140,671        6,097,931           2.79%
                                                                                    -------------------------------

          Total Investments in Securities                                               21,706,454       22,552,319

                                                                                    -------------------------------
                    Total Investments                                               $  204,037,691   $  217,637,717

Other Assets, less Liabilities                                                                            1,019,264           0.47%
                                                                                                     -----------------------------

Partners' Capital                                                                                    $  218,656,981         100.00%
                                                                                                     =============================

See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)

                             Statement of Operations

                     For the six months ended June 30, 2004

Investment income:
   Interest income                                                            $      121,257
   Dividend income (net of foreign tax of $89,964)                                    47,232
                                                                              --------------
       Total investment income                                                $      168,489
                                                                              --------------

Expenses:
   Managed account fees                                                       $       10,627
   Management fees                                                                   855,024
   Professional fees                                                                  59,129
   Administration fees                                                                97,735
   Organization costs                                                                139,544
   Legal fees                                                                         21,664
   Other expenses                                                                     65,178
                                                                              --------------
       Total expenses                                                         $    1,248,901
                                                                              --------------

       Net investment loss                                                    $   (1,080,412)
                                                                              --------------

Net realized gain and unrealized loss on investments:
   Net realized gain                                                               1,941,232
   Net unrealized loss                                                               (16,228)
                                                                              --------------
       Net increase in partners' capital resulting from operations            $      844,592
                                                                              ==============

See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)

                    Statement of Changes in Partners' Capital

                 April 1, 2003 (Inception) through June 30, 2004

                                                  THE            THE           THE           THE           THE
                                               ENDOWMENT      ENDOWMENT     ENDOWMENT     ENDOWMENT      ENDOWMENT
                                               (DOMESTIC)     (OFFSHORE)    (DOMESTIC)    (OFFSHORE)   (REGISTERED)
                                               FUND, L.P.     FUND, LTD.    FUND, Q.P.    FUND, Q.P.     FUND, L.P.       TOTAL
                                             -------------   -----------   -----------   -----------   ------------   -------------
Contributions                                $  72,787,717    22,226,981             -             -              -      95,014,698
Net increase in partners' capital resulting
  from operations:
    Net investment loss                            (58,537)      (79,980)            -             -              -        (138,517)
    Net realized gain                              490,765       170,124             -             -              -         660,889
    Net unrealized gain                         10,048,995     3,676,382             -             -              -      13,725,377
                                             -------------   -----------   -----------   -----------   ------------   -------------
        Net increase in partners' capital
          resulting from operations             10,481,223     3,766,526             -             -              -      14,247,749
                                             -------------   -----------   -----------   -----------   ------------   -------------
Partners' capital at December 31, 2003       $  83,268,940    25,993,507             -             -              -     109,262,447
                                             -------------   -----------   -----------   -----------   ------------   -------------

Contributions                                   43,364,076    19,209,192     7,270,860    32,193,488     14,381,008     116,418,624
Distributions                                   (6,548,870)   (1,319,812)            -             -              -      (7,868,682)

Net increase in partners' capital resulting
  from operations:
    Net investment loss                           (679,326)     (273,473)      (19,165)      (73,579)       (34,869)     (1,080,412)
    Net realized gain                            1,306,830       408,095        36,207       120,191         69,909       1,941,232
    Net unrealized gain / loss                     460,334       (48,449)     (150,798)      (29,277)      (248,038)        (16,228)
                                             -------------   -----------   -----------   -----------   ------------   -------------
        Net increase in partners' capital
          resulting from operations              1,087,838        86,173      (133,756)       17,335       (212,998)        844,592
                                             -------------   -----------   -----------   -----------   ------------   -------------
Partners' capital at June 30, 2004           $ 121,171,984    43,969,060     7,137,104    32,210,823     14,168,010     218,656,981
                                             =============   ===========   ===========   ===========   ============   =============

See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)

                             Statement of Cash Flows

                     For the six months ended June 30, 2004

Cash flows from operating activities:
   Net increase in partners' capital resulting from operations                     $        844,592
   Adjustments to reconcile net increase in partners' capital resulting from operations to net cash used in operating activities:
        Purchases of investments                                                   $   (127,837,630)
        Proceeds from disposition of investments                                         19,475,628
        Net realized gain                                                                (1,941,232)
        Net unrealized loss                                                                  16,228
        Increase in interest and dividends receivable                                       (30,889)
        Increase in receivable from Adviser                                                 (16,033)
        Increase in prepaid assets                                                          (52,294)
        Increase in management fees payable                                                 490,317
        Decrease in prepaid contributions to investment funds                             4,727,089
        Increase in payable to Adviser                                                      203,276
        Decrease in redemption payable                                                     (352,872)
        Decrease in subscriptions received in advance                                   (10,489,427)
        Decrease in managed account fees payable                                             (5,287)
        Decrease in administration fees payable                                              (7,854)
        Increase in accounts payable and accrued expenses                                   161,538
                                                                                   ----------------
             Net cash used in operating activities                                 $   (114,814,850)
                                                                                   ----------------

Cash flow from financing activities:
     Contributions from partners                                                   $    116,418,624
     Distributions to partners                                                           (5,999,560)
                                                                                   ----------------
             Net cash provided by financing activities                             $    110,419,064
                                                                                   ----------------

Net decrease in cash and cash equivalents                                          $     (4,395,786)

Cash and cash equivalents at beginning of period                                          9,098,971
                                                                                   ----------------
Cash and cash equivalents at end of period                                         $      4,703,185
                                                                                   ================

Supplemental disclosure of noncash activity:
Noncash distribution of investment                                                 $      1,869,122

See accompanying notes to financial statements.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)

                          Notes to Financial Statements

                                  June 30, 2004

(1)    ORGANIZATION

       The Endowment Master Fund, L.P. (the "Fund") is a limited partnership organized under the laws of the state of Delaware. The Fund began operations in April 2003 ("Inception"). The Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund is the master fund in a master-feeder structure in which there are five feeder funds.

       The Fund's investment objective is to preserve capital and to generate consistent long-term appreciation and returns across all market cycles. The Fund will pursue its investment objective by investing its assets in a variety of investment vehicles including but not limited to limited partnerships and limited liability companies (collectively, the "Investment Funds"), registered investment companies and direct investments in marketable securities and other derivative instruments. The Fund's investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.

       The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Fund (the "General Partner"). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated its rights and powers to a board of directors (the "Board"), a majority of which are independent of the General Partner and its management, to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Fund's business. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, the Adviser, or any committee of the Board.

       The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the "Adviser"), to manage the Fund's portfolio and operations, pursuant to the investment management agreement (the "Investment Management Agreement"). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the "Investment Committee"), which is responsible for developing, implementing, and supervising the Fund's investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Fund (the "Servicing Agent") and as such provides investor services and administrative assistance to the Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

       The General Partner and the Adviser are owned by MWY Consulting, LLC, a limited liability company controlled by Mark W. Yusko ("MWY"), Salient Endowment Enterprises, LLC, a limited liability company controlled by Messrs. Andrew B. Linbeck, Jeremy L. Radcliffe and A. Haag Sherman ("SEE"), and John A. Blaisdell, J. Matthew Newtown, John E. Price and Adam L. Thomas (individually). Such individuals, together with Sanders Morris Harris Group ("SMHG"), MWY and SEE, are collectively referred to herein as the "Principals." Messrs. Blaisdell, Linbeck, Sherman and Yusko are also members of

                                       10                           (Continued)

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)

                          Notes to Financial Statements

                                  June 30, 2004

       the Investment Committee of the Adviser. SMHG holds a profits interest in the General Partner and the Adviser. The profits interests terminated on May 10, 2004, after which date SMHG had an option to acquire a minority ownership interest in the General Partner and the Adviser exercisable by June 30, 2004; such option periods have been extended. The General Partner anticipates that SMHG will exercise its purchase options.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

       (a)    BASIS OF ACCOUNTING

              The accompanying financial statements have been presented on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

       (b)    CASH EQUIVALENTS

              The Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

       (c)    INVESTMENT SECURITIES TRANSACTIONS

              The Fund records security transactions on a trade-date basis.

              Securities owned or sold, not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.

              Realized gains or losses on the disposition of investments are accounted for based on the first in first out ("FIFO") method.

              Distributions received from investments, whether in the form of cash or securities, are applied as a reduction of the cost of the investment.

       (d)    VALUATION OF INVESTMENTS

              The valuation of the Fund's investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund's investments is ordinarily calculated by Citco Fund Services, Ltd. (or an affiliate thereof, collectively "Citco"), the Fund's independent administrator (the "Independent Administrator") in consultation with the Adviser. The Fund's investments are ordinarily based upon valuations provided to it by the investment managers of such Investment Funds or, in many cases, the administrators of those Investment Funds. The valuation of the Investment Funds is reviewed by a committee approved by the Board and established to oversee the valuation of the Fund's investments (the "Valuation Committee"), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

                                       11                           (Continued)

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)

                          Notes to Financial Statements

                                  June 30, 2004

              Investments are valued as follows:

              - INVESTMENT FUNDS - Investments in Investment Funds are ordinarily valued at the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of those Investment Funds. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at estimated fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements.

              - SECURITIES LISTED ON A SECURITIES EXCHANGE - In general, the Fund values listed securities at their last sales price as of the last business day of the applicable period. If no sales occurred on that date, the securities are valued at the mean between the "bid" and "asked" prices at the close of trading on that date.

              - SECURITIES LISTED ON OVER-THE-COUNTER EXCHANGES - Securities listed on over-the-counter exchanges are valued at the last reported sales price on the date of determination, if available, through the facilities of a recognized interdealer quotation system (such as securities in the NASDAQ National Market List) or at the NASDAQ Official Closing Price. If the last reported sales price is not available, the securities are valued at the mean between the "bid" and "asked" prices at the close of trading on that date.

              - OPTIONS - Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing 'bid' and 'asked' prices for such options on the date of determination.

              - SECURITIES NOT ACTIVELY TRADED - the value of securities, derivatives, or synthetic securities that are not actively traded on an exchange shall be determined by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models, or a combination of these procedures.

              - OTHER - Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund's value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the fair value of the Investment Fund or security.

                                       12                           (Continued)

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)

                          Notes to Financial Statements

                                  June 30, 2004

       (e)    INTEREST AND DIVIDEND INCOME

              Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis.

       (f)    FUND EXPENSES

              The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting, auditing and tax preparation fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; and other types of expenses as may be approved from time to time by the General Partner. Offering costs are amortized and charged against the partners' capital accounts over a twelve-month period from the date they are incurred.

       (g)    INCOME TAXES

              The Fund itself is not subject to federal, state, or local income taxes because such taxes are the responsibility of the individual partners in the Fund. Accordingly, no provision for income taxes has been made in the Fund's financial statements other than withholding tax on dividend income that is allocated to the Fund's offshore feeders.

       (h)    USE OF ESTIMATES

              The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

       (i)    ORGANIZATIONAL EXPENSES

              The Fund's organizational expenses (the "Organizational Expenses") will initially be borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over not more than a 60 month period of time, notwithstanding that generally accepted accounting principles require that these costs be expensed upon commencement of operations.

(3)    PARTNERS' CAPITAL ACCOUNTS

       (a)    ISSUANCE OF INTERESTS

              Upon receipt from an eligible investor of an application for interests (the "Interests"), which will generally be accepted as of the first day of each month based on the Fund's estimated fair value, the Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any state. The Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable

                                       13                           (Continued)

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)

                          Notes to Financial Statements

                                  June 30, 2004

              exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. Since the Interests will not be listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund's limited partnership agreement (the "LP Agreement"). The Fund reserves the right to reject any applications for Interests. The $4,860,573 in subscriptions received in advance as of June 30, 2004 represents subscriptions for Fund Interests received prior to the July 2004 closing.

       (b)    ALLOCATION OF PROFITS AND LOSSES

              For each fiscal period, net profits or net losses of the Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners' respective investment percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period, before giving effect to any repurchases by the Fund of Interests or portions of Interests.

       (c)    REDEMPTION OF INTERESTS

              A partner will not be eligible to have the Fund repurchase all or any portion of an Interest at any time. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests each calendar quarter, beginning on or about December 31, 2004 pursuant to written tenders by partners. The Board retains the sole discretion to accept or reject the recommendation of the Adviser. In the event Interests are redeemed, there will be a substantial period of time between the date as of which partners must accept the Fund's offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Fund.

(4)    INVESTMENTS IN PORTFOLIO SECURITIES

       As of June 30, 2004, the Fund had investments in Investment Funds, registered investment companies and marketable securities in a separately managed account, managed by a sub-adviser ("Sub-Adviser"). The $2,022,911 in pre-paid contribution to Investment Funds as of June 30, 2004 represents funding of a portion of the July 2004 investment in such funds. The agreements related to investments in Investment Funds or separately managed accounts provide for compensation to the Investment Funds' managers/general partners or advisors in the form of management fees ranging from 0.25% to 2.0% of net assets annually. In addition, many Investment Funds also provide for performance incentive fees/allocations ranging from 15% to 25% of an Investment Fund's net profits, although it is possible that such ranges may be exceeded for certain investment managers. These fees and incentive fees are in addition to the management fees charged by the Fund.

       The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions usually in the form of redemption fees for a period of up to four years. For the six months

                                       14                           (Continued)

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)

                          Notes to Financial Statements

                                  June 30, 2004

       ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of portfolio securities were $127,837,630 and $19,475,628, respectively.

       The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from its investments. The allocated taxable income is reported to the Fund by its investments on Schedules K-1 or 1099's. As of June 30, 2004, the cost of the Fund's investments was $204,037,691. Accordingly, net unrealized appreciation on investments was $13,600,026.

 (5)   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

       In the normal course of business, the Investment Funds in which the Fund invests trade various derivative securities and other financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts interest rate swaps, futures contracts and options on futures, credit default swaps, use of leverage and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Fund.

(6)    DUE FROM BROKERS

       The Fund conducts business with various brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Fund is subject to credit risk to the extent any broker with whom the Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Fund's behalf. The Fund monitors the financial condition of the brokers with which the Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(7)    ADMINISTRATION AGREEMENT

       In consideration for administrative services, the Fund will pay the Independent Administrator a monthly administration fee (the "Administration Fee") based on the month end net assets of the Fund. The Administration Fee will equal 0.12% (on an annualized basis) of the Fund's month end net assets for the first $100 million of net assets, and 0.08% (on an annualized basis) of the Fund's month end net assets for that portion of the Fund's net assets that exceeds $100 million. In addition, on a monthly basis, the Fund pays an annual fee of $7,500 for each separately managed account (up to four separately managed accounts), and $15,000 for each additional separately managed account. The assets in such separately managed accounts are not charged the asset-based fee, but are included in the total net assets of the Fund for the purposes of determining whether the $100 million breakpoint is reached. The Independent Administrator charges the Fund a minimum annual fee of $36,000. As of June 30, 2004, the Fund had $218,656,981 in net assets and one separately managed account. The Administration Fee will be paid to the Independent Administrator out of the Fund's assets, which will decrease the net profits or increase the net losses of the partners in the Fund. The total Administration Fee incurred for the six months ended June 30, 2004 was $97,735. Citco and the Adviser have agreed to terminate the Fund's administrative agreement, effective October 13, 2004. The Fund is currently seeking a new independent administrator.

                                       15                           (Continued)

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)

                          Notes to Financial Statements

                                  June 30, 2004

(8)    RELATED PARTY TRANSACTIONS

       (a)    INVESTMENT MANAGEMENT FEE

              In consideration of the advisory and other services provided by the Adviser to the Fund pursuant to the Investment Management Agreement, the Fund will pay the Adviser an investment management fee (the "Investment Management Fee"), equal to 1% on an annualized basis of the Fund's net assets calculated based on the Fund's net asset value at the end of each month, payable quarterly in arrears. The Investment Management Fee will decrease the net profits or increase the net losses of the Fund that are credited to or debited against the capital accounts of its limited partners. For the six months ended June 30, 2004, $855,024 was incurred for Investment Management Fees.

       (b)    PLACEMENT AGENTS

              The Fund may engage one or more placement agents (each, a "Placement Agent") to solicit investments in the Fund. Sanders Morris Harris, Inc. ("SMHI"), an affiliate of SMHG and the Adviser, has been engaged by the Fund to serve as a Placement Agent. SMHI is a full-service investment banking, broker-dealer, asset management and financial services organization. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(9)    INDEBTEDNESS OF THE FUND

       Pursuant to the Fund LP Agreement, the Fund may borrow up to, but not more than, 10% of net assets of the fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Fund purposes. For purposes of the Fund's investment restrictions and certain investment limitations under the 1940 Act, including for example, the Fund's leverage limitations, the Fund will not "look through" Investment Funds in which the Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Fund's investment restrictions. However, such borrowings are without recourse to the Fund and the Fund's risk of loss is limited to its investment in such Investment Funds. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Fund.

 (10)  FINANCIAL HIGHLIGHTS

                                                               SIX MONTHS ENDED   APRIL 1, 2003 (INCEPTION)
                                                                  JUNE 30, 2004        TO DECEMBER 31, 2003
                                                               ----------------   -------------------------
       Net investment loss to average partners' capital(1)                (0.67%)                     (0.21%)
       Expenses to average partners' capital(1)                            0.78%                       0.55%
       Portfolio turnover                                                 12.22%                      11.90%
       Total return(2)                                                     1.31%                      21.66%
       Partners' capital, end of period                           $ 218,656,981               $ 109,262,447

                                       16                           (Continued)

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)

                          Notes to Financial Statements

                                  June 30, 2004

       None of the above calculations have been annualized.

       (1) Ratios are calculated by dividing by average partners' capital measured at the beginning of the first month in the period and at the end of each month during the period.

       (2) Calculated as geometrically linked monthly returns for each month in the period. Monthly returns are calculated as net increase (decrease) in partners' capital resulting from operations for the month divided by opening partners' capital for the month. Opening partners' capital represents the balance of partners' capital at the beginning of the month, after taking into account contributions, allocations, and distributions.

       An investor's return (and operating ratios) may vary from those reflected based on different fee and expense arrangements and the timing of capital transactions.

(11)   SUBSEQUENT EVENT

       The Fund established a credit facility in July 2004 for which the investments of the Fund serve as collateral for the facility. The maximum amount that can be borrowed is based on the value of the underlying collateral; provided, however, that the Fund's fundamental policies provide that the Fund cannot borrow more than 10% of the value of the Fund's net assets. There are currently no amounts outstanding under such facility.

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to section 12 of the Securities Exchange Act of 1934, as amended.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

The Registrant's principal executive officers and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, the Registrant's internal controls subsequent to the date of their evaluation.

ITEM 11.  EXHIBITS.

   (a) (1)  Not applicable.

   (a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibits.

   (a) (3)  Not applicable.

   (b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment Master Fund, L.P.
             -------------------------------

By (Signature and Title)*  /s/ John A. Blaisdell
                         --------------------------------------
                        John A. Blaisdell, Co-Chief Executive Officer (principal executive officer)

Date   September 1, 2004
    ------------------------

By (Signature and Title)*  /s/ Andrew B. Linbeck
                         -----------------------------------------
                        Andrew B. Linbeck, Co-Chief Executive Officer (principal executive officer)

Date   September 1, 2004
    ------------------------

By (Signature and Title)*  /s/ A. Haag Sherman
                         -----------------------------------
                        A. Haag Sherman, Co-Chief Executive Officer
                        (principal executive officer)

Date   September 1, 2004
     -----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John A. Blaisdell
                         -----------------------------------
                        John A. Blaisdell, Co-Chief Executive Officer (principal executive officer)

Date   September 1, 2004
     -----------------------

By (Signature and Title)*  /s/ Andrew B. Linbeck
                         -------------------------------------------
                        Andrew B. Linbeck, Co-Chief Executive Officer (principal executive officer)

Date   September 1, 2004
     -----------------------

By (Signature and Title)*  /s/ A. Haag Sherman
                         -----------------------------------
                        A. Haag Sherman, Co-Chief Executive Officer
                        (principal executive officer)

Date   September 1, 2004
     -----------------------

By (Signature and Title)*  /s/ John E. Price
                         --------------------------------------------------
                        John E. Price, Treasurer (principal financial officer)

Date   September 1, 2004
     -----------------------

* Print the name and title of each signing officer under his or her signature.